Financial instruments (Details 7) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning		$ 105,988	$ 89,974
Allowance for expected credit losses at ending		81,294	105,988
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning		305	7,149
Transfer to lifetime expected credit losses		0	425
Transfer to credit-impaired financial assets		0	0
Transfer to 12-month expected credit losses		0	0
Net effect of changes in reserve for expected credit losses		(71)	(183)
Financial assets that have been derecognized during the year		(12)	(377)
Changes due to financial instruments recognized as of December 31		(83)	(135)
New financial assets originated or purchased		0	28
Write-offs		0	(6,737)
Allowance for expected credit losses at ending		222	305
Loans and receivables, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning		105,988	89,974
Transfer to 12-month expected credit losses		0	(1)
Net effect of changes in reserve for expected credit losses		35,584	34,891
Financial assets that have been derecognized during the year		(44,088)	(82,396)
Changes due to financial instruments recognized as of December 31		(8,504)	(47,504)
New financial assets originated or purchased		4,067,723	4,064,325
Allowance for expected credit losses at ending		81,294	105,988
Stage 1 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[1]	42	234
Transfer to lifetime expected credit losses	[1]	0	(31)
Transfer to credit-impaired financial assets	[1]	0	0
Transfer to 12-month expected credit losses	[1]	0	0
Net effect of changes in reserve for expected credit losses	[1]	(6)	(15)
Financial assets that have been derecognized during the year	[1]	(12)	(174)
Changes due to financial instruments recognized as of December 31	[1]	(18)	(220)
New financial assets originated or purchased	[1]	0	28
Write-offs	[1]	0	0
Allowance for expected credit losses at ending	[1]	24	42
Stage 1 [member] | Loans and receivables, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[1]	29,036	59,214
Transfer to 12-month expected credit losses	[1]	1,428	2,038
Net effect of changes in reserve for expected credit losses	[1]	(2,900)	(39,621)
Financial assets that have been derecognized during the year	[1]	(24,434)	(65,640)
Changes due to financial instruments recognized as of December 31	[1]	(26,578)	(112,347)
New financial assets originated or purchased		4,067,723	4,064,325
Allowance for expected credit losses at ending	[1]	19,821	29,036
Stage 2 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[2]	263	178
Transfer to lifetime expected credit losses	[2]	0	456
Transfer to credit-impaired financial assets	[2]	0	0
Transfer to 12-month expected credit losses	[2]	0	0
Net effect of changes in reserve for expected credit losses	[2]	(65)	(168)
Financial assets that have been derecognized during the year	[2]	0	(203)
Changes due to financial instruments recognized as of December 31	[2]	(65)	85
New financial assets originated or purchased	[2]	0	0
Write-offs	[2]	0	0
Allowance for expected credit losses at ending	[2]	198	263
Stage 2 [member] | Loans and receivables, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[2]	41,599	9,609
Transfer to 12-month expected credit losses	[2]	(1,428)	(2,077)
Net effect of changes in reserve for expected credit losses	[2]	18,227	48,021
Financial assets that have been derecognized during the year	[2]	(11,321)	(16,756)
Changes due to financial instruments recognized as of December 31	[2]	(6,695)	31,990
New financial assets originated or purchased		0	0
Allowance for expected credit losses at ending	[2]	33,477	41,599
Stage 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[3]	0	6,737
Transfer to lifetime expected credit losses	[3]	0	0
Transfer to credit-impaired financial assets	[3]	0	0
Transfer to 12-month expected credit losses	[3]	0	0
Net effect of changes in reserve for expected credit losses	[3]	0	0
Financial assets that have been derecognized during the year	[3]	0	0
Changes due to financial instruments recognized as of December 31	[3]	0	0
New financial assets originated or purchased	[3]	0	0
Write-offs	[3]	0	(6,737)
Allowance for expected credit losses at ending	[3]	0	0
Stage 3 [member] | Loans and receivables, category [member]
Disclosure of financial instruments [Line Items]
Allowance for expected credit losses at beginning	[3]	35,353	21,151
Transfer to 12-month expected credit losses	[3]	0	38
Net effect of changes in reserve for expected credit losses	[3]	20,257	26,491
Financial assets that have been derecognized during the year	[3]	(8,333)	0
Changes due to financial instruments recognized as of December 31	[3]	24,769	32,853
New financial assets originated or purchased		0	0
Allowance for expected credit losses at ending	[3]	$ 27,996	$ 35,353

[1]	12-month expected credit losses.
[2]	Lifetime expected credit losses.
[3]	Credit-impaired financial assets (lifetime expected credit losses).